Fair Value Measurement	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 4:- FAIR VALUE MEASUREMENT

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value.

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company accounted for the warrants issued to investors which included, among others, down round protective provisions as a non-current liability according to provisions of ASC 815. The Company will measure the warrants at fair value in each reporting period until they are exercised or expired, with changes in the fair value being recognized in the Company’s statement of comprehensive loss as financial income or expense, as appropriate. Under ASC 820, the warrants are classified as Level 3.

Under ASC 820, the marketable securities invested in mutual funds are classified as Level 2.

The Company used the following assumptions to estimate the fair value of the warrants:

	June 30, 2018	March 31, 2018

Risk-free interest rate	2.69%-2.70%	2.49%-2.51%
Expected volatility	84.54%	84.54%
Expected life (in years)	3.54-3.75	3.79-4.00
Dividend yield	0%	0%

Fair value per warrant	$ 1.89-1.95	$ 1.55-1.59

The changes in Level 3 liabilities associated with the warrants that were issued to investors are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of June 30, 2018:

	Number of warrants	Fair value of liability related to warrants

Balance at March 31, 2018	3,635,270	$5,678

Revaluation of warrants to purchase Common Stock	-	1,277

Balance at June 30, 2018	3,635,270	$6,955

As of June 30, 2018, none of the warrants granted have been exercised.

The fair value of the warrants was estimated using the Black-Scholes method. The significant unobservable inputs are the expected term and volatility.

Upon close of the February 2018 offering, the exercise price of all Existing Warrants detailed above was adjusted pursuant to the terms and conditions of those warrants, resulting in the adjustment of the exercise price to $4.25 from $6.90. Such adjustment is included in the revaluation of the warrants and described above.

In addition, the Company’s financial instruments also include cash and cash equivalents, restricted cash, other accounts receivable, trade payables and other accounts payables. As of June 30, 2018, the fair value of these financial instruments was not materially different from their carrying values due to the short-term maturities of such instruments.

NOTE 8:-	FAIR VALUE MEASUREMENT

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value.

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company accounted for the warrants issued to investors which included, among others, down round protective provisions as a non-current liability according to provisions of ASC 815. The Company will measure the warrants at fair value in each reporting period until they are exercised or expired, with changes in the fair value being recognized in the Company’s statement of comprehensive loss as financial income or expense, as appropriate. Under ASC 820, the warrants are classified as Level 3 (See also Note 2n).

Under ASC 820, the marketable securities invested in mutual funds are classified as Level 1 (See also Note 2f).

The Company used the following assumptions to estimate the fair value of the warrants:

March 31, 2018

Risk-free interest rate (1)	2.49%-2.51%
Expected volatility (2)	84.54%
Expected life (in years) (3)	3.79-4
Dividend yield (4)	0%

Fair value per warrant	$1.55-1.59

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.

The changes in Level 3 liabilities associated with the warrants that were issued to investors are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of March 31, 2018:

	Number of warrants	Fair value of liability related to warrants

Balance at January 1, 2018	3,635,270	$9,172

Revaluation of warrants to purchase Common Stock	-	(3,494)

Balance at March 31, 2018	3,635,270	$5,678

As of March 31, 2018, none of the warrants granted have been exercised.

The fair value of the warrants was estimated using the Monte-Carlo method. The significant unobservable inputs are the expected term and volatility.

Upon close of the February 2018 offering, the exercise price of all Existing Warrants detailed above was adjusted pursuant to the terms and conditions of those warrants, resulting in the adjustment of the exercise price to $4.25 from $6.9. Such adjustment is included in the revaluation of the warrants and described above.

In addition, the Company’s financial instruments also include cash and cash equivalents, restricted cash, marketable securities, other accounts receivable, trade payables and other accounts payables. As of March 31, 2018, the fair value of these financial instruments was not materially different from their carrying values due to the short-term maturities of such instruments.